Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Nov. 13, 2025
Disclosure Of Investments [Line Items]
Investments reclassified	$ 1,300
Investments, gain on sale of common shares	4,900
Purchase of crypto gold assets	1,000
Carrying amount of digital assets	1,100
EMX Royalty Corporation
Disclosure Of Investments [Line Items]
Investments acquired	$ 9,100	$ 9,084